COMMON STOCK AND DIVIDENDS, Acquisition of Treasury Shares (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Aug. 21, 2020	Mar. 06, 2020
Acquisition of treasury shares [Abstract]
Maximum amount invested for shares repurchase program			$ 3,000,000	$ 2,500,000
Acquisition cost of treasury shares	$ 0	$ 97,455,079
Trading premium on treasury shares	71,862,545	28,270,856
Treasury Shares [Member]
Acquisition of treasury shares [Abstract]
Trading premium on treasury shares	$ 71,862,545	$ 28,270,856